Schedule of maturity profile of the group’s financial liabilities (Details) - Alps Life Science Inc [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 321,350	$ 175,599
Non-interest bearing, other payables and accruals	878,421	956,063
Non-interest bearing, amount due to directors	20,763
Non-interest bearing, amount due to directors	5,972,257	3,610,711
Interest bearing, lease liabilities	961,875	500,308
Non-interest bearing and interest bearing	8,154,666	5,249,941
Interest bearing, hire purchase liabilities		7,260
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	321,350	175,599
Non-interest bearing, other payables and accruals	878,421	956,063
Non-interest bearing, amount due to directors	20,763
Non-interest bearing, amount due to directors	5,972,257	3,610,711
Interest bearing, lease liabilities	499,557	329,071
Non-interest bearing and interest bearing	7,692,348	5,078,828
Interest bearing, hire purchase liabilities		7,384
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables
Non-interest bearing, other payables and accruals
Non-interest bearing, amount due to directors
Non-interest bearing, amount due to directors
Interest bearing, lease liabilities	535,578	202,421
Non-interest bearing and interest bearing	535,578	202,421
Interest bearing, hire purchase liabilities
Undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	321,350	175,599
Non-interest bearing, other payables and accruals	878,421	956,063
Non-interest bearing, amount due to directors	20,763
Non-interest bearing, amount due to directors	5,972,257	3,610,711
Interest bearing, lease liabilities	1,035,135	531,492
Non-interest bearing and interest bearing	$ 8,227,926	5,281,249
Interest bearing, hire purchase liabilities		$ 7,384
Trade payables [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Amount due to associates [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Amount due to directors [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Lease liability [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate	6.65%	7.04%
Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate		4.55%